Consolidated statements of financial position - BRL (R$)	Dec. 31, 2023	Dec. 31, 2022
Assets [abstract]
Cash and cash equivalents	R$ 423,266,000	R$ 271,607,000
Trade and other current receivables	803,523,000	702,980,000
Current tax assets, current	14,143,000	6,388,000
Current receivables from taxes other than income tax	63,955,000	29,740,000
Current prepaid expenses	32,239,000	37,806,000
Current advances to suppliers	23,125,000	29,864,000
Current inventories	34,159,000	18,128,000
Other current assets	45,814,000	36,498,000
Current assets	1,440,224,000	1,133,011,000
Trade and other non-current receivables	3,485,000	0
Non-current receivables due from related parties	29,322,000	26,180,000
Current tax assets, non-current	1,472,000	2,854,000
Non-current receivables from taxes other than income tax	857,000	392,000
Deferred tax assets	28,800,000	25,420,000
Long-term deposits	631,000	826,000
Non-current trade receivables	32,245,000	37,599,000
Investments in subsidiaries, joint ventures and associates reported in separate financial statements	0	7,620,000
Property, plant and equipment	787,561,000	516,081,000
Right-of-use assets	88,737,000	68,275,000
Goodwill	1,537,135,000	1,192,302,000
Intangible assets other than goodwill	358,703,000	420,197,000
Non-current assets	2,868,948,000	2,297,746,000
Assets	4,309,172,000	3,430,757,000
Liabilities [abstract]
Current borrowings and current portion of non-current borrowings	84,369,000	67,656,000
Current notes and debentures issued and current portion of non-current notes and debentures issued	79,677,000	84,187,000
Trade and other current payables	184,618,000	146,611,000
Current provisions for employee benefits	82,768,000	114,941,000
Current dividend payables	57,364,000	76,909,000
Current income tax and social contribution payable	21,684,000	12,998,000
Other tax payable	51,459,000	33,719,000
Obligations from acquisition of investment	183,825,000	129,198,000
Current lease liabilities	22,620,000	14,411,000
Other current liabilities	34,638,000	36,345,000
Current liabilities	803,022,000	716,975,000
Non-current portion of non-current borrowings	617,533,000	649,762,000
Non-current portion of non-current notes and debentures issued	466,073,000	516,533,000
Other taxes payable	8,638,000	7,986,000
Non-current payables to related parties	620,842,000	769,792,000
Non-current payables on social security and taxes other than income tax	187,784,000	190,833,000
Obligations from acquisition of investment	168,926,000	94,228,000
Provision for contingencies	393,000	607,000
Non-current lease liabilities	34,860,000	32,648,000
Non-current warrant liability	30,753,000	0
Other non-current liabilities	13,551,000	4,305,000
Non-current liabilities	2,149,353,000	2,266,694,000
Liabilities	2,952,375,000	2,983,669,000
Equity [abstract]
Capital	1,443,108,000	261,920,000
Profit reserves	0	302,817,000
Capital transactions	(99,516,000)	(110,218,000)
Accumulated translation adjustment	(208,056,000)	(89,165,000)
Retained earnings	(62,477,000)	0
Equity attributable to owners of the Company	1,073,059,000	365,354,000
Non-controlling interests	283,738,000	81,734,000
Equity	1,356,797,000	447,088,000
Equity and liabilities	R$ 4,309,172,000	R$ 3,430,757,000